                                            1933 Act Registration No. 333-15969
                                            1940 Act Registration No. 811-7919


   As filed with the Securities and Exchange Commission on July 17, 1997


                       SECURITIES AND EXCHANGE COMMISSION
                            Washington D. C.  20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [x]


     Pre-Effective Amendment No.      [ ]
                                 ----
     Post-Effective Amendment No. 1   [x]


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [x]

     Amendment No. 1
                  ---

                         BREMER INVESTMENT FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                                 P.O. Box 1956
                           St. Cloud, Minnesota 56302
              (Address of Principal Executive Offices)  (Zip Code)

Registrant's Telephone Number, Including Area Code: (320) 255-7174

                               Steven A. Laraway
                                 P.O. Box 1956
                           St. Cloud, Minnesota 56302
                    (Name and Address of Agent for Service)


                              -------------------

                         Christopher C. Cleveland, Esq.
                            Briggs and Morgan, P.A.
                                2400 IDS Center
                          Minneapolis, Minnesota 55402


                              -------------------


Approximate Date of Proposed Public Offering:




It is proposed that this filing will become effective (check appropriate box) [x]immediately upon filing pursuant to paragraph (b)
[]on (date) pursuant to paragraph (b)
[]60 days after filing pursuant to paragraph (a)(1)
[]on (date) pursuant to paragraph (a)(1)
[]75 days after filing pursuant to paragraph (a)(2)
[]on (date) pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:
                  [] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Part A - Prospectus



        The Funds' Prospectus dated January 23, 1997, as filed with the Commission on January 23, 1997 in Pre-Effective Amendment No. 2 of the Funds' Registration Statement on Form N-1A (1933 Act Registration No. 333-15969 and 1940 Act Registration No. 811-7919) is incorporated herein by reference.

JULY 17, 1997 SUPPLEMENT
to the Prospectus dated January 23, 1997


                         BREMER INVESTMENT FUNDS, INC.


                            BREMER GROWTH STOCK FUND
                                BREMER BOND FUND
                                 (THE "FUNDS")

The following information is to be inserted prior to the section entitled "THE FUNDS" on page 3 of the Prospectus dated January 23, 1997.

FINANCIAL HIGHLIGHTS

The following information includes selected data for a share outstanding during the period from January 27, 1997 (commencement of operations) to March 31, 1997 and other performance information derived from the financial records of the Funds without examination by the Funds' independent accountants. This information should be read in conjunction with financial statements and related notes contained in the Funds' Semi-Annual Report dated March 31, 1997. Copies of this report may be obtained, without charge, upon request.

                           (Unaudited)                                         GROWTH            BOND
                                                                             STOCK FUND          FUND
                                                                             ----------        --------
NET ASSET VALUE, BEGINNING OF PERIOD  . . . . . . . . . .                  $     10.00      $     10.00
                                                                           -----------      -----------

INCOME FROM INVESTMENT OPERATIONS:
    Net investment income   . . . . . . . . . . . . . . .                         0.01             0.08
    Net realized and unrealized loss on investments   . .                        (0.41)           (0.07)
                                                                           -----------      -----------
    Total from investment operations  . . . . . . . . . .                        (0.40)            0.01
                                                                           -----------      -----------

    Less dividends from net investment income   . . . . .
                                                                                   ---            (0.08)
                                                                           -----------      -----------

NET ASSET VALUE, END OF PERIOD  . . . . . . . . . . . . .                  $      9.60      $      9.93
                                                                           ===========      ===========


TOTAL RETURN (1)  . . . . . . . . . . . . . . . . . . . .                        (4.00%)           0.09%


SUPPLEMENTAL DATA AND RATIOS:
    Net assets, end of period   . . . . . . . . . . . . .                  $26,753,178      $38,782,676
    Ratio of expenses to average net assets (2)   . . . .                         1.13%            1.09%
    Ratio of net investment income to average net assets (2)                      0.95%            5.49%
    Portfolio turnover rate   . . . . . . . . . . . . . .                         2.70%           11.34%
    Average commission rate paid  . . . . . . . . . . . .                  $    0.1551              n.a.

(1)  Not annualized for the period January 27, 1997 through March 31, 1997.

(2)  Annualized for the period January 27, 1997 through March 31, 1997.

                         BREMER INVESTMENT FUNDS, INC.

                      STATEMENT OF ADDITIONAL INFORMATION


                           Dated July 17, 1997



     Bremer Investment Funds, Inc. ("BIFI") is an open-end, diversified investment company, which consists of two mutual funds, the Bremer Growth Stock Fund and the Bremer Bond Fund, which have different investment portfolios and objectives (each, a "Fund," and together, the "Funds").


     This Statement of Additional Information is not a prospectus, but contains information in addition to and more detailed than what is contained in the Prospectus for the Funds. It should be read in conjunction with the Prospectus, dated January 23, 1997, as supplemented July 17, 1997, which has been filed with the Securities and Exchange Commission and can be obtained, without charge, by calling or 1-800-595-5552 or writing to Bremer Investment Funds, Inc., c/o Firstar Trust Company, P.O. Box 701, Milwaukee, Wisconsin 53201-0701. This Statement of Additional Information has been incorporated by reference into the Prospectus.


                              Table of Contents



Investment Objectives and Policies .......................................   2

Investment Limitations ...................................................   2

Portfolio Turnover .......................................................   3

Purchasing and Redeeming Shares ..........................................   3

Officers and Directors ...................................................   3

Principal Holders of Securities ..........................................   4

Investment Adviser .......................................................   4

Transfer Agent and Custodian .............................................   5

Portfolio Transactions ...................................................   5

Financial Statements  ....................................................   6

INVESTMENT OBJECTIVES AND POLICIES

     The investment objectives, policies and limitations of the Funds are described in the Prospectus under the heading "Investment Objectives and Policies."

INVESTMENT LIMITATIONS

     Each Fund is subject to certain fundamental investment restrictions described in the Prospectus under the heading "Investment Restrictions." Such investment restrictions may not be changed without the approval of a majority of the shareholders of the Fund. The vote of a majority of the shareholders means the vote, at a meeting of the shareholders, of holders representing (a) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (b) more than 50% of the outstanding voting securities, whichever is less.

      In addition, the Funds have adopted other investment limitations and will not:

      1) Purchase securities on margin, participate in a joint trading account or sell securities short.

      2)   Lend money.

      3) Purchase or sell real estate or interests in real estate, commodities or commodity futures. The Growth Stock Fund may invest in the securities of real estate investment trusts up to 10% of the Growth Stock Fund's total net assets.

      4) Borrow money except temporarily from a bank (5% of lower of cost or market of total assets) for emergency or extraordinary purposes.

      5) Purchase securities of other regulated investment companies, except in open market transactions limited to not more than 10% of its total assets, or except as part of merger, consolidation or other acquisition.

      6) Invest more than 5% of its total assets in securities of issuers that have less than three years of continuous operations or in any equity or fixed income securities of any issuer which are not readily marketable.

      7) Invest more than 5% of its total assets in securities of any one issuer (except cash, cash items, repurchase agreements and U.S. Government obligations) or acquire more than 10% of any class of voting shares of any one issuer.

      8) Invest 25% or more of the Growth Stock Fund's total assets in companies of any one industry or group of related industries.

      9) Hold more than 10% of the Bond Fund's total net assets in bonds rated Baa by Moody's or BBB by S&P.

PORTFOLIO TURNOVER
     The annual portfolio turnover rate is not expected to exceed 50% for the Growth Stock Fund and 100% for the Bond Fund. No limit, however, has been placed on the rate of portfolio turnover of the Funds, and securities may be sold without regard to the time they have been held when, in the opinion of the Investment Adviser, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing the lesser of a Fund's annual sales or purchases of portfolio securities (exclusive of securities with maturities of one year or less at the time the Fund acquired them) by the monthly average value of the securities in the Fund's portfolio during the year.

PURCHASING AND REDEEMING SHARES

     The purchase and redemption of shares of the Funds are subject to the procedures described under the headings "Purchasing Shares" and "Redeeming Shares" in the Prospectus, which is incorporated herein by reference.

OFFICERS AND DIRECTORS

     The officers and directors of BIFI and their principal occupations for the last five years are set forth below. Unless otherwise noted, the address for each director and officer is Bremer Investment Funds, Inc., P.O. Box 1956, St. Cloud, Minnesota 56302.


                       Position(s) Held      Principal Occupation(s)
Name and Address       With Registrant       During Past Five Years
----------------       ---------------       ----------------------

Steven A. Laraway*     President and         President/Chief
                       Director              Executive Officer of
                                             First American Trust
                                             Company of Minnesota
                                             since February 1992;
                                             Vice President of Bank
                                             One Ohio Trust Company
                                             from March 1987 to
                                             February 1992.

David J. Erickson*     Vice President        Vice President/Chief
                                             Investment Officer of
                                             First American Trust
                                             Company of Minnesota
                                             since January 1993;
                                             Vice President -
                                             Investments of North
                                             Central Trust Company
                                             from September 1987 to
                                             January 1993.

Paul W. Gifford, Jr.*  Secretary             Investment
                                             Manager/Trust Officer
                                             of First American
                                             Trust Company of
                                             Minnesota.  Mr.
                                             Gifford has held
                                             various positions with
                                             First American Trust
                                             Company since December
                                             1990.

Richard A. DiNello*    Treasurer             Chief Financial
                                             Officer of First
                                             American Trust Company
                                             of Minnesota.  Mr.
                                             DiNello has held
                                             various positions with
                                             First American Trust
                                             Company since July
                                             1986.




                                Position(s) Held        Principal Occupation(s)
Name and Address                With Registrant         During Past Five Years
----------------                ---------------         ----------------------
John M. Bishop                  Director                 President of Bishop
Lakedale Telephone Company                               Communications
Highway 55 East                                          Corp. for more than
Annadale, MN 55302                                       the past five
                                                         years.

John V. Botsford                Director                 President of
Suite 300                                                Botsford & Rice,
3100 South Columbia Rd.                                  Inc. for more than
P.O. Box 14388                                           the past five years
Grand Forks, ND  58208-4388                              and Managing Partner
                                                         of Botsford & Rice
                                                         Cooperative
                                                         Securities, LLP.

John J. Feda                    Director                 Retired.
607 South First Street
Marshall, MN  56258

William H. Lipschultz*          Director                 Chairman of Bremer
445 Minnesota St., Suite 2000                            Financial Corporation
St. Paul, MN  55101-2107                                 since 1996 and Vice
                                                         President - Regional
                                                         Manager of Stone
                                                         Container Corporation
                                                         from January 1977 to
                                                         February 1996.




-------------------------------

*Interested person of the Funds, as defined in the Investment Company Act of 1940.



     The following table provides compensation information for BIFI's directors. Executive officers of BIFI and directors who are deemed to be interested persons of BIFI, as defined in the Investment Company Act of 1940, do not receive compensation from BIFI.



                                                        Aggregate Compensation
     Name and Position                                     From Registrant(1)
     -----------------                                  ----------------------
     John M. Bishop                                            $1,600
     Director

     John V. Botsford                                           2,000
     Director

     John J. Feda                                               1,600
     Director

     Steven A. Laraway                                          - 0 -
     President and Director

     William H. Lipschultz                                      - 0 -
     Director




------------

    (1) Represents estimated director's fees and expenses for the fiscal year ending September 30, 1997. Outside directors receive fees of $600 for each in-person meeting and $300 for each telephonic meeting attended, plus travel expenses.



 PRINCIPAL HOLDERS OF SECURITIES

     As of January 15, 1997, First American Trust Company of Minnesota, a Minnesota corporation, held one share of Class A Common Stock (the Growth Stock
 Fund) and 9,999 shares of Class B Common Stock (the Bond Fund), which represented all of BIFI's capital stock outstanding on such date. Such shares were issued in consideration of the initial capitalization of BIFI. Upon the conversion of certain common and collective trust funds into shares of BIFI, such shares of stock will represent less than 5% of each class of outstanding Common Stock. First American Trust Company of Minnesota is a wholly owned subsidiary of Bremer Financial Corporation.

 INVESTMENT ADVISER

      First American Trust Company of Minnesota (the "Investment Adviser") serves as the investment adviser of the Funds under the terms of an Investment Advisory Agreement dated

December 17, 1996. The Investment Advisory Agreement must be approved annually by the Board of Directors of BIFI, including a majority of those directors who are not parties to such contract or "interested persons" of any such party as defined in the Investment Company Act of 1940, by vote cast in person at a meeting called for such purpose. The Agreement may be terminated at any time, without penalty, on 60 days' written notice by BIFI's Board of Directors, by the holders of a majority of the Funds' outstanding voting securities or by the Investment Adviser. The Agreement automatically terminates in the event of its assignment (as defined in the Investment Company Act of 1940 and the rules thereunder).
     As compensation for its services to the Funds, the Investment Adviser receives monthly compensation at the annual rate of 0.7% of the average daily net assets of the Funds, computed daily and paid monthly. First American Trust has agreed with the Funds that the expense ratio will not exceed the expense limitation of any state in which the Funds' shares are sold.

     BIFI bears all expenses of its operation, other than those assumed by the Investment Adviser. Such expenses include payment for distribution, transfer agent services, accounting services, certain administration services, legal fees and payment of taxes. The expenses of organizing BIFI and registering and qualifying its initial shares under federal and state securities laws will be charged to BIFI's operations as an expense amortized over a period not to exceed five years.

     The Investment Adviser is a wholly owned subsidiary of Bremer Financial Corporation, a bank holding company. The officers of BIFI also serve as officers of the Investment Adviser, as described above in "Officers and Directors."

     BIFI has adopted a written plan of distribution in accordance with Rule 12b-1 under the Investment Company Act of 1940. See "Plan of Distribution" in the Prospectus.

TRANSFER AGENT AND CUSTODIAN

     Firstar Trust Company, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, (telephone 1-800-595-5552), acts as administrator, custodian, transfer agent and dividend disbursing agent and is reimbursed for all expenditures incurred in the discharge of these responsibilities.

     Firstar Trust Company and BIFI are parties to a Fund Administration Servicing Agreement, Fund Accounting Servicing Agreement, Custodian Agreement and Transfer Agent Agreement. Pursuant to such agreements, Firstar Trust Company controls all securities and cash for the Funds, receives and pays for securities purchased, delivers against payment for securities sold, receives and collects income from investments, makes all payments for Fund expenses and performs other administrative services, as directed in writing by authorized officers of the Funds. Certain information regarding the administrative services provided by Firstar Trust Company is contained in the Prospectus under the heading "Plan of Distribution."

PORTFOLIO TRANSACTIONS

     Subject to policies established by BIFI's Board of Directors, the Investment Adviser is responsible for the Funds' portfolio decisions and the placing of orders to effect the Funds' portfolio transactions. With respect to such transactions, the Investment Adviser seeks to obtain the best net results for the Funds, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution and operational facilities of the firm involved. While the Investment Adviser generally seeks reasonably competitive commission rates, the Funds will not necessarily be paying the lowest commission or spread available. BIFI has no obligation to deal with any broker or dealer in the execution of its portfolio transactions. There is no affiliation between any broker-dealer or affiliated persons of any broker-dealer who executes transactions for the Funds and BIFI's officers and directors or the Investment Adviser.

     Investment decisions for each Fund are made independently. When the Funds are simultaneously engaged in the purchase or sale of the same securities, the transactions are averaged as to price and allocated as to amount in accordance with a formula deemed equitable to each Fund. In some cases this system could adversely affect the price paid or received by a Fund, or the size of the position obtainable for a Fund.

     Decisions with respect to allocations of portfolio brokerage will be made by the Investment Adviser. Portfolio transactions are normally placed with broker-dealers which provide the Investment Adviser with research and statistical assistance. Recognizing the value of these factors, a Fund may pay brokerage commissions in excess of those which another broker might charge for effecting the same transaction.

FINANCIAL STATEMENTS

                  REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS



To the Stockholder and Board of Directors of Bremer Investment Funds, Inc.:


We have audited the statement of assets and liabilities of Bremer Investment Funds, Inc. (the "Fund"), (a Maryland corporation comprised of the Bremer Growth Stock Fund and the Bremer Bond Fund) as of December 17, 1996. This financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the net assets of the Fund as of December 17, 1996, in conformity with generally accepted accounting principles.



                                                ARTHUR ANDERSEN LLP
Milwaukee, Wisconsin,
December 17, 1996.

                        BREMER INVESTMENT FUNDS, INC.

                     Statement of Assets and Liabilities
                               December 17, 1996


                                                         Bremer Growth  Bremer Bond
                                                          Stock Fund       Fund
                                                         -------------  -----------
ASSETS

Cash                                                     $        10    $     99,990

Unamortized organizational costs                              27,699          27,699

Prepaid registration expense                                  11,209          11,209
                                                          ----------    ------------
        Total Assets                                          38,918         138,898
                                                          ----------    ------------
LIABILITIES
                                                              38,908          38,908
Payable to Adviser                                        ----------    ------------
                                                              38,908          38,908
        Total Liabilities                                 ----------    ------------

NET ASSETS                                               $        10    $     99,990
                                                         ===========    ============
Capital Stock                                            $        10    $     99,990
                                                         ===========    ============

Shares outstanding                                                 1           9,999
                                                         ===========    ============

Offering and redemption price/net asset value per share  $     10.00    $      10.00
                                                         ===========    ============


     The accompanying notes to financial statement are an integral part of this statement.












                          NOTES TO FINANCIAL STATEMENT

1. Bremer Investment Funds, Inc. (the "Fund"), an open-end, diversified, management investment company, was incorporated under the laws of the state of Maryland on August 26, 1996, and consists of the Bremer Growth Stock Fund and the Bremer Bond Fund. The Fund is authorized to issue up to 500 million shares of $.0001 par value per share common stock. Of these shares, 100 million have been authorized for each of the Bremer Growth Stock Fund and the Bremer Bond Fund. The Bremer Growth Stock Fund's investment objective is to seek long-term appreciation of capital by investing primarily in a portfolio of equity securities of established companies with above average prospects for growth or ones incurring significant fundamental changes. The Bremer Bond Fund's investment objective is to seek maximum total return, consistent with the preservation of capital and prudent investment management, through investment in an actively managed portfolio of fixed income securities. The Fund has had no operations to date other than those relating to organizational matters and the sale of 10,000 shares of common stock; one for the Bremer Growth Stock Fund and 9,999 for the Bremer Bond Fund, to its original stockholder, First American Trust Company of Minnesota.

2. The Fund has an agreement with First American Trust Company of Minnesota (the "Adviser"), to furnish management services to the Fund. Under the terms of this agreement, the Fund will pay the Adviser a monthly fee based on the Fund's average daily net assets at the annual rate of .70%.


3. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

4. Organizational costs are being deferred and amortized over the period of benefit, but not to exceed 60 months from the Fund's commencement of operations. These costs were advanced by the Adviser and will be reimbursed by the Fund. The proceeds of any redemption of the initial shares by the original stockholder or any transferee will be reduced by a pro-rata portion of any then unamortized organizational expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of such redemption.

     Prepaid registration expenses are amortized over the period of benefit which is generally one year.

5. The Fund has adopted a written plan of distribution in accordance with Rule 12b-1 which authorizes the Fund to make payments in connection with the distribution of shares at an annual rate, as determined from time to time by the Board of Directors, of up to .25% of the Fund's average daily net assets. Initially, all payments under the plan will be made to the Adviser, which directly bears all sales and promotional expenses of the Fund, other than expenses incurred to comply with laws. The Adviser has voluntarily agreed to waive 12b-1 fees payable to it during the first year of the Fund's operation.

BREMER INVESTMENT FUNDS, INC.

STATEMENT OF ASSETS AND LIABILITIES
March 31, 1997
(Unaudited)


                                                                                            Growth        Bond
                                                                                          Stock Fund      Fund
ASSETS:
   Investments, at value
      (Cost of $28,233,144 and $38,945,962, respectively)                                $27,150,985   $38,520,053
   Dividends receivable                                                                       25,245       428,342
   Interest receivable                                                                         8,140        14,121
   Organizational expenses, net of accumulated amortization                                   26,388        26,388
   Other assets                                                                               11,245        11,245
   Cash                                                                                         ---         11,500
                                                                                         -----------   -----------
         Total assets                                                                     27,222,003    39,011,649
                                                                                         -----------   -----------

LIABILITIES:
   Payable for securities purchased                                                          411,700          ---
   Payable to Investment Adviser                                                              43,029        48,108
   Dividend payable                                                                              ---       163,744
   Accrued expenses and other liabilities                                                     14,096        17,121
                                                                                         -----------   -----------
         Total Liabilities                                                                   468,825       228,973
                                                                                         -----------   -----------


NET ASSETS                                                                               $26,753,178   $38,782,676
                                                                                         ===========   ===========

NET ASSETS CONSIST OF:
   Capital stock                                                                          27,858,290    39,204,719
   Accumulated undistributed net investment income                                            41,342         6,351
   Accumulated undistributed net realized loss on investments                                (64,295)       (2,485)
   Net unrealized depreciation on investments                                             (1,082,159)     (425,909)
                                                                                         -----------   -----------
         Total Net Assets                                                                $26,753,178   $38,782,676
                                                                                         ===========   ===========

   Shares outstanding
         (100 million shares authorized for each Fund, $ .0001 par value)                  2,788,206     3,905,942

   Net Asset Value, Redemption Price and Offering Price Per Share                        $      9.60   $      9.93
                                                                                         ===========   ===========





See Notes to the Financial Statements

BREMER INVESTMENT FUNDS, INC.

STATEMENT OF OPERATIONS
January 27, 19971 through March 31, 1997
(Unaudited)


                                                                                    -----------     ----------
                                                                                       GROWTH          BOND
                                                                                     STOCK FUND        FUND
                                                                                    -----------     ----------
INVESTMENT INCOME:
   Dividend Income                                                                  $    67,066    $     5,000
   Interest Income                                                                       21,451        350,661
                                                                                    -----------    -----------
        Total investment income                                                          88,517        355,661
                                                                                    -----------    -----------

EXPENSES:
   Investment advisory fees                                                              29,818         37,831
   Administration fees                                                                    3,686          3,686
   Shareholder servicing and accounting costs                                             6,552          7,875
   Custody fees                                                                             756          1,386
   Federal and state registration                                                         3,591          4,662
   Professional fees                                                                      1,512          1,512
   Reports to shareholders                                                                  315            315
   Amortization of organizational expenses                                                  945            945
   Directors' fees and expenses                                                             504            504
   Other                                                                                    441            441
                                                                                    -----------    -----------
        Total expenses                                                                   48,120         59,157
                                                                                    -----------    -----------

NET INVESTMENT INCOME                                                                    40,397        296,504
                                                                                    -----------    -----------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
   Net realized loss on investments                                                     (64,295)        (2,485)
   Change in unrealized depreciation on investments                                  (1,082,159)      (425,909)
                                                                                    -----------    -----------
        Net realized and unrealized loss on investments                              (1,146,454)      (428,394)
                                                                                    -----------    -----------

NET DECREASE IN NET ASSETS
   RESULTING FROM OPERATIONS                                                        ($1,106,057)     ($131,890)
                                                                                    ===========    ===========



1 Commencement of Operations





                    See Notes to the Financial Statements
--------------------------------------------------------------------------------

BREMER INVESTMENT FUNDS, INC.

STATEMENT OF CHANGES IN NET ASSETS
January 27, 1997(1) through March 31, 1997
(Unaudited)


                                                                                               -----------    ----------
                                                                                                  Growth         Bond
                                                                                                Stock Fund       Fund
                                                                                               -----------    ----------
OPERATIONS:
   Net investment income                                                                       $    40,397   $   296,504
   Net realized loss on investments                                                                (64,295)       (2,485)
   Change in unrealized depreciation on investments                                             (1,082,159)     (425,909)
                                                                                               -----------   -----------
       Net decrease in net assets from operations                                               (1,106,057)     (131,890)
                                                                                               -----------   -----------

DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                                                                          ---      (291,098)
                                                                                               -----------   -----------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                                                                    14,934,333    23,630,395
   Proceeds from collective trust fund conversion                                               13,350,932    19,855,542
   Shares issued to holders in reinvestment of dividends                                               ---         2,244
   Cost of shares redeemed                                                                        (426,030)   (4,282,517)
                                                                                               -----------   -----------
       Net increase in net assets from capital share transactions                               27,859,235    39,205,664
                                                                                               -----------   -----------


TOTAL INCREASE IN NET ASSETS                                                                    26,753,178    38,782,676
                                                                                               -----------   -----------

NET ASSETS:
   Beginning of period                                                                                   0             0
                                                                                               -----------   -----------
   End of period (including undistributed net investment
       income of $41,342 and $6,351, respectively)                                             $26,753,178   $38,782,676
                                                                                               ===========   ===========

1 Commencement of Operations





                    See Notes to the Financial Statements
--------------------------------------------------------------------------------

BREMER INVESTMENT FUNDS, INC.

FINANCIAL HIGHLIGHTS
January 27, 1997(1) through March 31, 1997
(Unaudited)


                                                                                      -------------     -------------
                                                                                          Growth             Bond
                                                                                        Stock Fund           Fund
                                                                                      -------------     -------------
PER SHARE DATA:
   NET ASSET VALUE, BEGINNING OF PERIOD                                               $      10.00      $      10.00

   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income                                                                   0.01              0.08
      Net realized and unrealized loss on investments                                        (0.41)            (0.07)
                                                                                      ------------      ------------
           Total from investment operations                                                  (0.40)             0.01
                                                                                      ------------      ------------
      Less dividends from net investment income                                                ---             (0.08)

   NET ASSET VALUE, END OF PERIOD                                                     $       9.60      $       9.93
                                                                                      ============      ============

TOTAL RETURN(2)                                                                              (4.00%)            0.09%


SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period                                                          $ 25,753,178      $ 38,782,676
   Ratio of net expenses to average net assets3                                               1.13%             1.09%
   Ratio of net investment income to average net assets(3)                                    0.95%             5.49%
   Portfolio turnover rate                                                                    2.70%            11.34%
   Average commission rate paid                                                       $     0.1551               n.a.



1 Commencement of Operations
2 Not annualized
3 Annualized





                    See Notes to the Financial Statements
--------------------------------------------------------------------------------

BREMER INVESTMENT FUNDS, INC.

SCHEDULE OF INVESTMENTS - March 31, 1997 (Unaudited)

GROWTH STOCK FUND

     Shares                                                            Value
              COMMON STOCKS - 88.1%
              APPAREL - 1.1%
     15,000  Intimate Brands, Inc.                                $     283,125
                                                                   ------------
              BANKING & FINANCIAL SERVICES - 7.4%
      8,932   Banc One Corporation                                      355,047
      4,500   Citicorp                                                  487,125
      9,000   Equifax, Inc.                                             245,250
     17,000   Federal Home Loan Mortgage Corporation                    463,250
      9,000   KeyCorp                                                   438,750
                                                                   ------------
                                                                      1,989,422
                                                                   ------------
              BUSINESS SERVICE - 3.2%
      8,500   Cisco Systems, Inc.*                                      409,062
     11,500   Computer Associates International, Inc.                   447,063
                                                                   ------------
                                                                        856,125
                                                                   ------------
              CAPITAL GOOD - 6.1%
      7,000   Dover Corporation                                         367,500
      6,000   Emerson Electric Company                                  270,000
      7,000   General Electric Company                                  694,750
     10,000   Thermo Electron Corporation*                              308,750
                                                                   ------------
                                                                      1,641,000
                                                                   ------------
              COMMUNICATIONS & MEDIA - 2.5%
      9,000   Harcourt General, Inc.                                    418,500
      5,000   Interpublic Group of Companies, Inc.                      263,750
                                                                   ------------
                                                                        682,250
                                                                   ------------
              CONSUMER PRODUCT - 1.1%
     10,500   Cognizant Corporation                                     305,812
                                                                   ------------
              COSMETIC & SOAP - 3.4%
      6,000   Colgate-Palmolive Company                                 597,750
      4,260   Gillette Company                                          309,382
                                                                   ------------
                                                                        907,132
                                                                   ------------
              DRUGS - 5.2%
      6,000   Medtronic, Inc.                                           373,500
      6,000   Merck & Company, Inc.                                     505,500
      6,000   Pfizer, Inc.                                              504,750
                                                                   ------------
                                                                      1,383,750
                                                                   ------------
              ENERGY - 8.2%
      4,000   Amoco Corporation                                         346,500
      4,000   El Paso Natural Gas                                       226,500
      7,000   Enron Corporation                                         266,000
      3,000   Exxon Corporation                                         323,250
      4,500   Halliburton Company                                       304,875
      3,000   Mobil Corporation                                         391,875
      3,000   Schlumberger, Ltd.                                        321,750
                                                                   ------------
                                                                      2,180,750
                                                                   ------------

                    See Notes to the Financial Statements

BREMER INVESTMENT FUNDS, INC.

SCHEDULE OF INVESTMENTS - March 31, 1997 (Unaudited)

GROWTH STOCK FUND



      Shares                                                            Value
              ENTERTAINMENT & LEISURE - 1.2%
      10,000  Viacom, Inc.*                                        $    331,250
                                                                   ------------
              FOOD, BEVERAGE & TOBACCO - 3.8%
       2,000  CPC International, Inc.                                   164,000
      12,500  PepsiCo, Inc.                                             407,812
       4,000  Philip Morris Companies, Inc.                             456,500
                                                                   ------------
                                                                      1,028,312
                                                                   ------------
              HEALTH CARE - 4.9%
       6,000  Boston Scientific Corporation*                            370,500
       6,500  Healthcare COMPARE Corporation*                           264,063
       9,500  Quorum Health Group, Inc.*                                293,312
      10,000  Vencor, Inc.*                                             378,750
                                                                   ------------
                                                                      1,306,625
                                                                   ------------
              INSURANCE - 4.5%
       7,000  AFLAC, Inc.                                               262,500
       4,000  American International Group, Inc.                        469,500
       2,000  MBIA, Inc.                                                191,750
       5,000  Providian Corporation                                     267,500
                                                                   ------------
                                                                      1,191,250
                                                                   ------------
              LODGING - 1.5%
      20,000  La Quinta Inns, Inc.                                      410,000
                                                                   ------------
              RESTAURANT - 3.3%
      10,000  Cracker Barrel Old Country Store, Inc.                    261,250
       6,000  McDonald's Corporation                                    283,500
      15,000  Wendy's International, Inc.                               309,375
                                                                   ------------
                                                                        854,125
                                                                   ------------
              RETAIL - GENERAL - 2.2%
       8,000  Dayton Hudson Corporation                                 334,000
       6,000  Walgreen Company                                          251,250
                                                                   ------------
                                                                        585,250
                                                                   ------------
              TECHNOLOGY - 17.7%
      10,000  American Power Conversion Corporation                     216,250
       4,126  Boeing Company, The                                       406,927
       7,500  Diebold, Inc.                                             282,187
      10,000  Electronic Data Systems Corporation                       403,750
      13,000  First Data Corporation                                    440,375
       6,000  Hewlett-Packard Corporation                               319,500
       5,000  Intel Corporation                                         695,625
       7,000  Lucent Technologies, Inc.                                 369,250
       5,000  Microsoft Corporation*                                    458,438
       5,500  Motorola, Inc.                                            332,063
      11,000  Oracle Systems Corporation*                               424,188
       7,000  U.S. Robotics Corporation*                                387,625
                                                                   ------------
                                                                      4,736,178
                                                                   ------------

                    See Notes to the Financial Statements

BREMER INVESTMENT FUNDS, INC.

SCHEDULE OF INVESTMENTS - March 31, 1997 (Unaudited)

GROWTH STOCK FUND


      Shares                                                            Value
              TRAVEL & RECREATION - 3.9%
     15,000   Carnival Corporation                                 $    555,000
      6,600   Walt Disney Company, The                                  481,800
                                                                   ------------
                                                                      1,036,800
                                                                   ------------
              MANUFACTURING - 3.7%
      5,500   Crown Cork & Seal Company, Inc.                           283,937
      5,000   Fluor Corporation                                         262,500
      4,500   Kimberly-Clark Corporation                                447,188
                                                                  ------------
                                                                        993,625
                                                                   ------------
              UTILITY - 3.2%
      7,000   American Telephone and Telegraph Corporation              243,250
      6,000   GTE Corporation                                           279,750
      9,000   MCI Communications Corporation                            320,625
        500   NCR Corporation*                                           17,625
                                                                   ------------
                                                                        861,250
                                                                   ------------

              TOTAL COMMON STOCKS (COST OF $24,646,190)              23,564,031


              SHORT-TERM INVESTMENTS - 13.4%

              INVESTMENT COMPANIES - 4.8%
  1,292,989   Portico Institutional Money Market Fund                 1,292,989
                                                                   ------------
  Principal
     Amount
              COMMERCIAL PAPER - 1.0%
   $260,000   Prudential Funding Corporation                            260,000
                                                                   ------------
              VARIABLE RATE DEMAND NOTES - 7.6%
    943,625   American Family Financial Services                        943,625
  1,046,738   Johnson Controls, Inc.                                  1,046,738
     43,602   Wisconsin Electric Power Company                           43,602
                                                                   ------------
                                                                      2,033,965
                                                                   ------------
              TOTAL SHORT-TERM INVESTMENTS (COST OF $3,586,954)       3,586,954
                                                                   ------------

              TOTAL INVESTMENTS - 101.5% (COST OF $28,233,144)       27,150,985


              Liabilites in Excess of Other Assets - (1.5%)            (397,807)
                                                                   ------------

              TOTAL NET ASSETS - 100.0%                            $ 26,753,178
                                                                   ============

                *  Non-income producing security.




                    See Notes to the Financial Statements

BREMER INVESTMENT FUNDS, INC.

SCHEDULE OF INVESTMENTS - March 31, 1997 (Unaudited)

BREMER BOND FUND


Principal Amount
  or Shares                                                                        Value
               LONG-TERM INVESTMENTS - 86.4%

               CORPORATE BONDS & NOTES - 43.6%

               BANK & BANK HOLDING CO. - 2.8%
               First Union National Bank - North Carolina #
  $1,190,000     6.18%, 02/15/36                                               $  1,099,597
                                                                               ------------
               FINANCIAL SERVICES - 24.5%
               BHP Finance USA Ltd.#
   1,000,000     6.42%, 03/01/26                                                    961,507
               Chrysler Financial Corporation
     500,000     6.625%, 08/15/00                                                   495,601
               Ford Capital B.V.
     500,000     9.375%, 05/15/01                                                   538,959
               Ford Motor Credit Company
     750,000     8.20%, 02/15/02                                                    781,075
               General Electric Capital Corporation#
   1,000,000     6.66%, 05/01/18                                                    995,006
               Goldman Sachs Group, L.P.**
   1,100,000     6.375%, 06/15/00 (Acquired 01/24/97, Cost of $1,089,436          1,078,297
               Household International, Inc.
     600,000     6.00%, 03/15/99                                                    591,023
               John Deere Capital Corporation
     500,000     6.00%, 02/01/99                                                    494,745
               Lehman Brothers Holdings, Inc.
     250,000     Zero coupon, 05/16/98                                              232,522
     657,000     Zero coupon, 05/16/98                                              611,069
   1,000,000     6.625%, 11/15/00                                                   984,510
               Salomon, Inc.
     750,000     7.125%, 08/01/99                                                   753,038
               Travelers Group, Inc.#
   1,000,000     6.875%, 06/01/25                                                   975,869
                                                                               ------------
                                                                                  9,493,221
                                                                               ------------
               FOOD, BEVERAGE & TOBACCO - 4.9%
               Philip Morris, Inc.
   1,200,000     7.125%, 10/01/04                                                 1,164,143
     750,000     7.20%, 02/01/07                                                    724,890
                                                                               ------------
                                                                                  1,889,033
                                                                               ------------
               INSURANCE - 2.0%
               Hartford Financial Services Group, Inc.
     800,000     6.375%, 11/01/02                                                   769,553
                                                                               ------------
               RETAIL - GENERAL - 3.8%
               J.C. Penney & Company, Inc.#
   1,500,000     6.90%, 08/15/26                                                  1,477,908
                                                                               ------------
               SAVINGS & LOAN - 1.3%
               Anchor Savings Bank#
     500,000     6.251%*, 8/15/08                                                   499,458
                                                                               ------------


                    See Notes to the Financial Statements

BREMER INVESTMENT FUNDS, INC.

SCHEDULE OF INVESTMENTS - March 31, 1997 (Unaudited)

BREMER BOND FUND


Principal Amount
  or Shares                                                             Value
               TRAVEL AND ENTERTAINMENT - 3.1%
               Hilton Hotels Corporation
    $500,000     9.80%, 10/15/98                                   $   520,132
     700,000     7.70%, 07/15/02                                       701,852
                                                                   -----------
                                                                     1,221,984
                                                                   -----------
               UTILITY - ELECTRIC - 1.2%
               Public Service Company of Colorado
     470,000     6.00%, 01/01/01                                       451,939
                                                                   -----------
               TOTAL CORPORATE BONDS
                  AND NOTES (Cost of $17,207,998)                   16,902,693
                                                                   -----------

               PREFERRED STOCK - 0.7%

               UTILITY - ELECTRIC - 0.7%
      10,000   Tennessee Valley Authority                              253,750

               TOTAL PREFERRED STOCK (Cost of $256,250)                253,750


               U.S. GOVERNMENT AGENCY AND
                 AGENCY ISSUES - 34.1%

               Federal Home Loan Mortgage Corporation (FHLMC),
                  Participation Certificates:
  $1,000,000      6.81%, 03/11/04                                      975,730
   1,025,978      Pool E00389, 6.50%, 07/01/10                         995,373
     700,595      Pool E63742, 6.50%, 04/01/11                         678,883
                                                                    ----------
                                                                     2,649,986
                                                                    ----------
               Federal Home Loan Mortgage Corporation (FHLMC),
   2,196,194      Adjustable Rate Mortgage, 7.716%*, 07/01/24        2,281,930
                                                                    ----------
               Federal Home Loan Mortgage Corporation (FHLMC),
                  Real Estate Mortgage Investment Conduits (REMIC):
     420,000      Series 1808, Class A, 5.00%, 10/15/07                366,167
     600,000      Series 1480, Class LE, 6.50%, 07/15/08               564,258
     472,047      Series 1351, Class TA, 7.00%, 09/15/18               473,166
     264,377      Series 1255, Class E, 7.50%, 01/15/19                265,810
     350,000      Series 1492, Class G, 6.50%, 09/15/20                331,569
                                                                    ----------
                                                                     2,000,970

               Federal Housing Authority (FHA),
     553,657      Adjustable Rate Mortgage, Pool #008680, 7.125%*,
                  08/20/20                                             566,944
                                                                    ----------

               Federal National Mortgage Association (FNMA),
                  Pass-Thru Certificates:
     649,781      Pool #190255, 6.50%, 02/01/09                        631,126
     846,303      Pool #320470, 6.50%, 08/01/10                        818,705
                                                                    ----------
                                                                     1,449,831
                                                                    ----------

                    See Notes to the Financial Statements

BREMER INVESTMENT FUNDS, INC.

SCHEDULE OF INVESTMENTS - March 31, 1997 (Unaudited)

BREMER BOND FUND


Principal Amount
  or Shares                                                                        Value

               Federal National Mortgage Association (FNMA):
                  Real Estate Mortgage Investment Conduits (REMIC):
    $480,667      Series 1993-187, Class E, 5.75%, 11/25/16                   $   468,285
     396,722      Series 1992-27, Class PH, 7.00%, 05/25/17                       397,468
     300,000      Series 1992-36 Class PH, 7.50%, 02/25/18                        301,926
     500,000      Series 1992-125, Class J, 6.50%, 05/25/21                       465,150
     669,522      Series 1992-138 Class O, 7.50%, 07/25/22                        664,501
     575,000      Series 1993-167, Class J, 6.75%, 12/25/22                       545,784
                                                                              -----------
                                                                                2,843,114
                                                                              -----------
               Government National Mortgage Association (GMNA),
                  Adjustable Rate Mortgages:
     355,089      Pool #008332, 6.50%*, 03/20/18                                  360,192
     393,124      Pool #008162, 6.50%*, 03/20/23                                  398,639
     654,202      Pool #008542, 6.875%*, 11/20/24                                 667,346
                                                                              -----------
                                                                                1,426,177
                                                                              -----------
               TOTAL U.S. GOVERNMENT AGENCY AND
                 AGENCY-BACKED ISSUES (Cost of  $13,279,588)                   13,218,952
                                                                              -----------
               U.S. TREASURY OBLIGATIONS - 8.0%

               U.S. Treasury Notes:
   2,500,000     5.75%, 10/31/00                                                2,427,345
     750,000     5.75%, 08/15/03                                                  707,813
                                                                              -----------
               TOTAL U.S. TRESURY OBLIGATIONS (Cost of $3,192,626)              3,135,158
                                                                              -----------
               TOTAL LONG-TERM INVESTMENTS
                  (Cost of $33,936,462)                                        33,510,553
                                                                              -----------
               SHORT-TERM INVESTMENTS - 12.9%

               COMMERCIAL PAPER - 4.0%

   1,000,000   General Motors Acceptance Corporation                              999,852
     569,000   Prudential Funding Corporation                                     569,000
                                                                              -----------
                                                                                1,568,852
                                                                              -----------
               INVESTMENT COMPANIES - 1.5%

     581,837   Portico Institutional Money Market Fund                            581,837
                                                                              -----------
               VARIABLE RATE DEMAND NOTES - 4.8%

  $  311,403   American Family Financial Services                                 311,403
   1,116,459   Johnson Controls, Inc.                                           1,116,459
     182,838   Pitney Bowes, Inc.                                                 182,838
       4,356   Sara Lee Corporation                                                 4,356
     235,832   Warner-Lambert Company                                             235,832
      12,117   Wisconsin Electric Power Company                                    12,117
                                                                              -----------
                                                                                1,863,005
                                                                              -----------

                    See Notes to the Financial Statements

BREMER INVESTMENT FUNDS, INC.

SCHEDULE OF INVESTMENTS - March 31, 1997 (Unaudited)

BREMER BOND FUND


Principal Amount
  or Shares                                                                   Value


               U. S. GOVERNMENT AGENCY AND
                 AGENCY ISSUES - 2.6%
               Federal Farm Credit Bank,
  $1,000,000      5.60%, 4/27/97                                           $    995,806
                                                                           ------------
               TOTAL SHORT-TERM INVESTMENTS
                  (Cost of $5,009,500)                                        5,009,500
                                                                           ------------

               TOTAL INVESTMENTS - 99.3% (Cost of $38,945,962)               38,520,053


               Other Assets in Excess of Liabilities - 0.7%                     262,623
                                                                           ------------

               TOTAL NET ASSETS - 100%                                     $ 38,782,676
                                                                           ============

                 #  Putable.
                 * Variable rate security. The rates listed are as of March 31, 1997.
                **  Restricted security.













                    See Notes to the Financial Statements

BREMER INVESTMENT FUNDS, INC.

NOTES TO THE FINANCIAL STATEMENTS
March 31, 1997
(Unaudited)


1.   ORGANIZATION

     Bremer Investment Funds, Inc. (the "Company") was incorporated on August 26, 1996, as a Maryland Corporation and is registered as an open-end management investment company under the Investment Company Act of 1940. The Bremer Growth Stock Fund and the Bremer Bond Fund (the "Funds") are separate, diversified investment portfolios of the Company. The principle investment objective of the Growth Fund is long-term appreciation of capital. Dividend income, if any, is a secondary consideration. The principle investment objective of the Bond Fund is to maximize total return. The Investment Adviser held one share of the Growth Stock Fund capital stock and 9,999 shares of the Bond Fund capital stock at $10 per share on January 15, 1997. The Fund commenced operations on January 27, 1997.

     The costs incurred in connection with the organization, initial registration and public offering of shares, aggregating $27,332 and $27,332 for the Growth Stock Fund and Bond Fund, respectively, have been paid by the Funds. These costs are being amortized over the period of benefit, but not to exceed sixty months from the Fund's commencement of operations.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

     a) Investment Valuation - Securities that are listed on a securities exchange are valued at the last quoted sales price on the day the valuation is made. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities which are listed on an exchange but which are not traded on the valuation date are valued at the mean between the latest bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the last sale price, or if no sale, at the mean between the latest bid and asked price. Other assets and securities for which no quotations are readily available are valued at fair value as determined by the Investment Adviser under the supervision of the Board of Directors. Instruments with a remaining maturity of 60 days or less are valued at an amortized cost, which approximates market value.

     b) Federal Income Taxes - No provision for federal income taxes has been made since the Funds intend to comply with the provisions of the Internal Revenue Code available to regulated investment companies in the current and future years.

     c) Income and Expenses - The Funds are charged for those expenses that are directly attributable to each portfolio, such as advisory, administration and certain shareholder service fees. Expenses that are not directly attributable to a portfolio are typically allocated among the Company's portfolios in proportion to their respective net assets, number of shareholder accounts or net sales, where applicable.


     d) Distributions to Shareholders - Dividends from net investment income of the Growth Stock Fund are declared and paid annually. Dividends from net investment income of the Bond Fund are declared and paid monthly. Distributions of the Funds' net realized capital gains, if any, will be declared at least annually.

     e) Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     f) Restricted Security - The Bond Fund owns a certain investment security which is unregistered and thus restricted to resale. This security is valued by the Fund after giving due consideration to pertinent factors

BREMER INVESTMENT FUNDS, INC.

NOTES TO THE FINANCIAL STATEMENTS
March 31, 1997
(Unaudited)


        including recent private sales, market conditions and the issuer's financial performance. Where future disposition of this security requires registration under the Securities Act of 1933, the Fund has the right to include their security in such registration, generally without cost to the Fund. The Fund has no right to require registration of unregistered securities.

     g) Other - Investment and shareholder transactions are recorded no later than the first business day after the trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds, and interest income is recognized on an accrual basis. Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified to capital stock.

3.   CAPITAL SHARE TRANSACTIONS

     Transactions in shares of the Funds for the period January 27, 1997 through March 31, 1997 were as follows:

                    GROWTH FUND       BOND FUND
                    -----------       ---------
Shares sold           1,495,304      2,344,127
Shares issued as
   a result of
   collective trust
   fund conversion    1,335,093      1,985,554
Shares issued
   to holders in
   reinvestment
   of dividends               0            225
Shares redeemed         (42,191)      (423,964)
                      ---------      ---------
Net increase          2,788,206      3,905,942
                      =========      =========

4.   INVESTMENT TRANSACTIONS

     The aggregate purchases and sales of investments, excluding short-term investments, by the Funds for the period January 27, 1997 through March 31, 1997, were as follows:

                    GROWTH FUND       BOND FUND
                    -----------       ---------
Purchases
  U.S. Government   $         0        $18,254,264
  Other              26,418,955         29,665,483
Sales
  U.S. Government             0          1,776,382
  Other               1,448,470          9,644,106

     At March 31, 1997, gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

                    GROWTH FUND       BOND FUND
                    -----------       ---------
Appreciation         $   338,911      $  16,191
(Depreciation)        (1,421,070)      (442,100)
Net depreciation
   on investments    ($1,082,159)     ($425,909)

     At March 31, 1997, the cost of investments for federal income tax purposes was $28,233,144 and $38,945,962 for the Growth Stock Fund and Bond Fund, respectively.

5.   INVESTMENT ADVISORY AND OTHER  AGREEMENTS

     The Funds have entered into an Investment Advisory Agreement with First American Trust Company of Minnesota, a wholly owned subsidiary of Bremer Financial Corporation, a bank holding company. Pursuant to its advisory agreement with the Funds, the Investment Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.70% as applied to the Fund's daily net assets.

     Firstar Trust Company, a subsidiary of Firstar Corporation, a publicly held bank holding company, serves as custodian, transfer agent, administrator and accounting services agent for the Funds.

     The Funds have adopted a written plan of distribution (the "Plan") in accordance with Rule 12b-1 under the Investment Company Act of 1940. The Plan authorizes the Funds to make payments in connection with the distribution of shares at an annual rate of up to 0.25% of a Fund's average daily net assets. The Investment Advisor has voluntarily agreed to waive 12b-1 fees during the first year of each Fund's operation.

PART C.  OTHER INFORMATION

Item 24. Financial Statements and Exhibits
          ---------------------------------


     (a) Financial Statements

         The financial statements below are contained in Part B of this Registration Statement:

               Balance Sheet as of December 17, 1996.

               Report of Independent Auditors.

     (b) Exhibits

         1.    Articles of Incorporation.

         2.    Bylaws.

         3.    Not applicable.

         4.    Articles of Incorporation, Article IV and Article
               VII. (See Exhibit 1).

         5. Form of Investment Advisory Agreement between Registrant and First American Trust Company of Minnesota dated December 17, 1996.
         6.    Not applicable.

         7.    Not applicable.

         8.    Custodian Agreement between the Registrant and
               Firstar Trust Company dated November 5, 1996.

         9.A. Fund Administration Servicing Agreement between the Registrant and Firstar Trust Company dated November 5, 1996.

         9.B.  Fund Accounting Servicing Agreement between the
               Registrant and Firstar Trust Company dated November 5,
               1996.

         9.C. Transfer Agent Agreement between the Registrant and Firstar Trust Company dated November 5, 1996.

         10.   Opinion and consent of Briggs and Morgan, Professional
               Association.

         11.   Consent of Arthur Andersen LLP.

         12.   None.

            13.   Subscription Agreement between Registrant and
                  First American Trust Company of Minnesota dated December 17, 1996.

            14.A. Form of Individual Retirement Custodial Account.

            14.B. Form of Individual Retirement Account Disclosure Statement.

            15.   Plan of Distribution.

            16.   Not applicable.

            17.   Financial Data Schedule.

            18.   Not applicable.


  Item 25.  Persons Controlled By or Under Common Control with Registrant
            ----------------------------------------------------------------

            Not applicable.

  Item 26.  Number of Holders of Securities
            ----------------------------------------------------------------

            Title of Class                   Number of Record Holders
            -------------------------------  -------------------------------

            Class A Common Stock, par
            value $.0001 per share           One, as of December 17, 1996*

            Class B Common Stock, par
            value $.0001 per share           One, as of December 17, 1996*

            * Issued in consideration of initial seed capital.


  Item 27.  Indemnification
            ---------------

            The Registrant's Articles of Incorporation state that each present or former director, officer, agent and employee of the Registrant or any predecessor or constituent corporation, and each person, who, at the request of the Registrant, serves or has served another business enterprise in any such capacity, and the heirs and personal representatives of each of the foregoing shall be indemnified by the Registrant to the fullest extent permitted by Maryland law against all expenses, including without limitation amounts of judgments, fines, amounts paid in settlement, attorneys' and accountants' fees, and costs of litigation, which shall necessarily or reasonably be incurred by him or her in connection with any action, suit or proceeding to which he or she was, is or shall be a party, or with which he or she may be threatened, by reason of his or her being or having been a director, officer, agent or employee of the Registrant or such predecessor or constituent corporation or such business enterprise, whether or not he or she continues to be such at the time of incurring such expenses. Such indemnification may include without limitation the purchase of insurance and advancement of any expenses, and the Registrant shall be empowered to enter into agreements to limit the liability of directors and officers of the Registrant. No indemnification shall be made in violation of the Maryland General Corporation Law or the Investment Company Act of 1940.

Item 28.  Business and Other Connections of Investment Adviser
          ----------------------------------------------------

          Not applicable.

Item 29.  Principal Underwriters
          ----------------------

          Not applicable.

Item 30.  Location of Accounts and Records
          --------------------------------

          Custodian:                                  Firstar Trust Company
                                                      615 East Michigan Street
                                                      Milwaukee, WI 53202

          Transfer Agent: Overnight Deliveries        Firstar Trust Company
                                                      Mutual Fund Services
                                                      615 Michigan Street,
                                                      3rd Floor
                                                      Milwaukee, WI 53202

          Transfer Agent:  Mailing Address            Firstar Trust Company
                                                      Mutual Fund Services
                                                      P.O. Box 701
                                                      Milwaukee, WI 53201-0701


          Investment Adviser:                         First American Trust
                                                      Company of Minnesota
                                                      P.O. Box 986
                                                      St. Cloud, Minnesota 56302



Item 31.  Management Services
          -------------------

          Not applicable.

Item 32.  Undertakings
           ------------

          The Registrant hereby undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the effective date of this Registration Statement.

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of St. Cloud, and State of Minnesota on the 17th day of July, 1997.


                                 BREMER INVESTMENT FUNDS, INC.

                                 By: /s/ Steven A. Laraway
                                    ---------------------------
                                    Steven A. Laraway
                                    President



Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.


/s/ Steven A. Laraway      President and Director           July 17, 1997
-------------------------  (Principal Executive Officer)
Steven A. Laraway

/s/ Richard A. DiNello     Treasurer (Principal             July 17, 1997
-------------------------  Financial and Accounting
Richard A. DiNello         Officer)

          *                Director                         July 17, 1997
-------------------------
John M. Bishop

          *                Director                         July 17, 1997
-------------------------
John V. Botsford

          *                Director                         July 17, 1997
-------------------------
John J. Feda

          *                Director                         July 17, 1997
-------------------------
William H. Lipschultz




/s/ Steven A. Laraway
---------------------
* Steven A. Laraway
  Attorney-in-Fact

                                 EXHIBIT INDEX

1.*    Articles of Incorporation.

2.*    Bylaws.

3.*    Not applicable.

4.*    Articles of Incorporation, Article IV and Article VII. (See Exhibit 1).

5.** Form of Investment Advisory Agreement between Registrant and First American Trust Company of Minnesota dated December 17, 1996.

6.     Not applicable.

7.     Not applicable.

8.* Custodian Agreement between the Registrant and Firstar Trust Company dated November 5, 1996.

9.A.* Fund Administration Servicing Agreement between the Registrant and Firstar Trust Company dated November 5, 1996.

9.B.* Fund Accounting Servicing Agreement between the Registrant and Firstar Trust Company dated November 5, 1996.

9.C.* Transfer Agent Agreement between the Registrant and Firstar Trust Company dated November 5, 1996.

10.*** Opinion and consent of Briggs and Morgan, Professional Association.



11.    Consent of Arthur Andersen LLP.  (Filed herewith.)

12.    None.

13.** Subscription Agreement between Registrant and First American Trust Company of Minnesota dated December 17, 1996.

14.A.* Form of Individual Retirement Custodial Account.

14.B.* Form of Individual Retirement Account Disclosure Statement.

15.*   Plan of Distribution.

16.    Not applicable.

17.**  Financial Data Schedule.

18.    Not applicable.



* Included in original filing of the Registration Statement and incorporated herein by reference.



** Included in Pre-Effective Amendment No. 1 to the Registration Statement and incorporated herein by reference.



***Included in Pre-Effective Amendment No. 2 to the Registration Statement and incorporated herein by reference.